Legal Department	Richard J. Ertel
800 Nicollet Mall, BC-MN-H04N	General Counsel
Minneapolis, MN 55402	Direct Line: (612) 303-7987
Email: richard.ertel@usbank.com

May 2, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:  Mount Vernon Securities Lending Trust
        File No. 811-21824

Ladies and Gentlemen:

Amendment No. 12 under the Investment Company Act of 1940, as amended, to the registration statement of Mount Vernon Securities Lending Trust (the “Registrant”) on Form N-1A is submitted electronically via EDGAR to become effective immediately upon filing. The purpose of this filing is to amend certain information contained in Amendment No. 11 to the Registrant’s registration statement filed on April 30, 2014.

If you have any questions or comments about this filing, please contact me at 612-303-7987.

Very truly yours,

/s/ Richard J. Ertel

Richard J. Ertel